UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21322

Georgetowne Funds

(Exact name of registrant as specified in charter)

7 Reddy Lane

Loudonville, NY 12211

(Address of principal executive offices)

 (Zip code)

Paul K. Hoffmeister

7 Reddy Lane

Loudonville, NY 12211

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 221-1978

Date of fiscal year end: October 31

Date of reporting period: June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Georgetowne Long/Short Fund

AK STEEL

Ticker Symbol:AKS	Cusip Number: 001547108
Record Date: 3/24/2005	Meeting Date: 5/17/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: ABDOO, FITES, HILL, JENKINS, LESER, MEYER, PETERSON, THOMSON, WAINSCOTT	FOR	ISSUER	FOR	WITH
2	APPROVAL OF AMENDMENTS TO AND RESTATEMENT OF STOCK INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
3	APPROVAL OF AMENDMENTS AND RESTATEMENT OF LONG TERM PERFORMANCE PLAN	FOR	ISSUER	FOR	WITH

ALERIS INTERNATIONAL, INC.

Ticker Symbol:ARS	Cusip Number: 014477103
Record Date: 3/31/2005	Meeting Date: 5/19/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: GRIMES, KITTELBERGER, ROBINSON	FOR	ISSUER	FOR	WITH
2	PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT AUDITORS OF THE CORPORATION FOR 2005	FOR	ISSUER	FOR	WITH

ALTERA CORPORATION

Ticker Symbol:ALTR	Cusip Number: 021441100
Record Date: 3/14/2005	Meeting Date: 5/10/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: DAANE, REED, CLOUGH, FINOCCHIO, MCGARITY, NEWHAGEN, TERRY, WANG	FOR	ISSUER	FOR	WITH
2	APPROVE 2005 EQUITY INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
3	IN THE EVENT STOCKHOLDERS VOTE AGAINST PROPOSAL 2, TO APPROVE AN AMENDMENT TO 1996 STOCK OPTION PLAN TO INCREASE BY 3,000,000 THE NUMBER OF SHARES OF COMMON STOCK RESERVED FOR ISSUANCE UNDER THE PLAN	FOR	ISSUER	FOR	WITH
4	TO APPROVE AN AMENDMENT TO 1987 EMPLOYEE STOCK PURCHASE PLAN TO INCREASE BY 1,000,000 THE NUMBER OF SHARES OF COMMON STOCK RESERVED FOR ISSUANCE UNDER THE PLAN	FOR	ISSUER	FOR	WITH
5	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 30, 2005	FOR	ISSUER	FOR	WITH
6	IF PROPERLY PRESENTED AT ANNUAL MEETING, TO CONSIDER STOCKHOLDER PROPOSAL TO REQUIRE EXPENSING OF STOCK OPTION GRANTS ISSUED BY THE COMPANY	AGAINST	STOCKHOLDER	AGAINST	WITH
7	IF PROPERLY PRESENTED AT THE ANNUAL MEETING, TO CONSIDER A STOCKHOLDER PROPOSAL TO REQUIRE THAT DIRECTORS BE ELECTED BY MAJORITY VOTE	FOR	STOCKHOLDER	AGAINST	AGAINST

AMERICA WEST HOLDINGS CORPORATION

Ticker Symbol:AWA	Cusip Number: 023657208
Record Date: 4/8/2005	Meeting Date: 5/17/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: HART, MILLER, PARKER, TIERNEY	FOR	ISSUER	FOR	WITH

BANQUE ROYALE DU CANADA

Ticker Symbol:RY	Cusip Number: 780087102
Record Date: 1/7/2005	Meeting Date: 2/25/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: BEATTIE, COHON, ELIX, FERGUSON, GAUTHIER, LAMARRE, LOUIE, NIXON, O''BRIEN, PETERSON, REINHARD, SEWELL, TAYLOR, YOUNG	ABSTAINED	ISSUER	FOR	N/A
2	APPOINTMENT OF AUDITORS, DELOITTE & TOUCHE LLP	ABSTAINED	ISSUER	FOR	N/A
3	CLOSE SUBSIDIARIES IN TAX HAVENS	ABSTAINED	STOCKHOLDER	AGAINST	N/A
4	COMPENSATION CEILING FOR EXECUTIVE DIRECTORS	ABSTAINED	STOCKHOLDER	AGAINST	N/A
5	10-YEAR TERM LIMITS FOR INDEPENDENT DIRECTORS	ABSTAINED	STOCKHOLDER	AGAINST	N/A
6	CUMULATIVE VOTING FOR DIRECTORS	ABSTAINED	STOCKHOLDER	AGAINST	N/A
7	REPLACE STOCK OPTION PLAN WITH RESTRICTED SHARE PLAN	ABSTAINED	STOCKHOLDER	AGAINST	N/A
8	CANDIDATES FOR DIRECTOR MUST RECEIVE AT LEAST 75% SUPPORT	ABSTAINED	STOCKHOLDER	AGAINST	N/A
9	DIRECTORS WHO CHANGE PRINCIPAL OCCUPATION SHALL RESIGN	ABSTAINED	STOCKHOLDER	AGAINST	N/A

BROADCOM CORPORATION

Ticker Symbol:BRCM	Cusip Number: 111320107
Record Date: 3/4/2005	Meeting Date: 4/28/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: FARINSKY, MAJOR, MCGREGOR, ROSS, SAMUELI, SWITZ, WOLFEN	FOR	ISSUER	FOR	WITH
2	TO APPROVE AN AMENDMENT AND RESTATEMENT OF THE COMPANY'S 1998 STOCK INCENTIVE PLAN, AS PREVIOUSLY AMENDED AND RESTATED, ALL AS MORE FULLY DESCRIBED IN PROXY STATEMENT	FOR	ISSUER	FOR	WITH
3	TO RATIFY APPOINTMENT OF ERNST & YOUNG AS THE COMPANY'S INDEPENDENT REGISTER PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2005	FOR	ISSUER	FOR	WITH
4	TO CONSIDER SHAREHOLDER PROPOSAL IF PROPERLY PRESENTED AT THE ANNUAL MEETING	AGAINST	STOCKHOLDER	AGAINST	WITH

BROADWING CORPORATION

Ticker Symbol:BWNG	Cusip Number: 11161E101
Record Date: 3/22/2005	Meeting Date: 5/13/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: HARDIMAN, WALKER	FOR	ISSUER	FOR	WITH
2	TO APPROVE THE SELECTION OF KPMG LLP AS INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING ON DECEMBER 31, 2005	FOR	ISSUER	FOR	WITH

CANADIAN PACIFIC RAILWAY LIMITED

Ticker Symbol:CP	Cusip Number: 13645T100
Record Date: 3/11/2005	Meeting Date: 5/5/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: BACHAND, CLEGHORN, FAITHFULL, NEWALL, NININGER, PAQUIN, PHELPS, PHILIPS, RITCHIE, WRIGHT	FOR	ISSUER	FOR	WITH
2	APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS AUDITORS	FOR	ISSUER	FOR	WITH
3	RESOLUTION APPROVING SHAREHOLDER RIGHTS PLAN	FOR	ISSUER	FOR	WITH

CIENA CORPORATION

Ticker Symbol:CIEN	Cusip Number: 171779101
Record Date: 1/18/2005	Meeting Date: 3/16/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: SMITH, CASH, O''BRIEN	FOR	ISSUER	FOR	WITH
2	AMENDMENT TO 2003 EMPLOYEE STOCK PURCHASE PLAN (	FOR	ISSUER	FOR	WITH
3	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	FOR	ISSUER	FOR	WITH

COMMERCIAL METALS COMPANY

Ticker Symbol:CMC	Cusip Number: 201723103
Record Date: 11/29/2004	Meeting Date: 1/27/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: OWEN, SMITH, WOMACK	FOR	ISSUER	FOR	WITH
2	PROPOSED AMENDMENTS TO THE 1999 NON-EMPLOYEE DIRECTOR STOCK OPTION PLAN	FOR	ISSUER	FOR	WITH
3	RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH

CONTINENTAL AIRLINES, INC.

Ticker Symbol:CAL	Cusip Number: 210795308
Record Date: 4/21/2005	Meeting Date: 6/16/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: BARRACK, CALDWELL, KELLNER, MCCORKINDALE, MEYER, MUNOZ, PARKER, SMISEK, WILLIAMS, WOODARD, YAMARONE	FOR	ISSUER	FOR	WITH
2	PROPOSAL TO RE-APPROVE MATERIAL TERMS OF THE PERFORMANCE GOAL UNDER THE PERFORMANCE AWARD PROVISIONS OF THE INCENTIVE PLAN 2000	FOR	ISSUER	FOR	WITH
3	RATIFICATION OF INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH
4	MARK THE "FOR" BOX ONLY IF ANY STOCK OWNED OF RECORD OR BENEFICIALLY BY YOU IS OWNED OR CONTROLLED BY NON-U.S. CITIZENS	ABSTAINED	ISSUER	N/A	N/A

DEUTSCHE BANK

Ticker Symbol:DB	Cusip Number: D18190898
Record Date: 3/22/2005	Meeting Date: 5/18/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPROPRIATION OF DISTRIBUTABLE PROFIT	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF THE ACTS OF MANAGEMENT OF THE BOARD OF MANAGING SIRECTORS FOR THE 2004 FINANCIAL YEAR	FOR	ISSUER	FOR	WITH
3	RATIFICATION OF THE ACTS OF MANAGEMENT OF THE SUPERVISORY BOARD FOR THE 2004 FINANCIAL YEAR	FOR	ISSUER	FOR	WITH
4	ELECTION OF THE AUDITOR FOR THE 2005 FINANCIAL YEAR	ABSTAINED	ISSUER	FOR	N/A
5	AUTHORIZATION TO ACQUIRE OWN SHARES FOR TRADING PURPOSES	FOR	ISSUER	FOR	WITH
6	AUTHORIZATION TO ACQUIRE OWN SHARES PURSUANT TO (SECTION 71 (1) NO. 8 STOCK CORPORATION ACT)	FOR	ISSUER	FOR	WITH
7	ELECTION OF SUPERVISORY BOARD	FOR	ISSUER	FOR	WITH

ESSEX CORPORATION

Ticker Symbol:KEYW	Cusip Number: 296744105
Record Date: 6/1/2004	Meeting Date: 7/21/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: HANNON, HICKS, JOHNSON, KEELER, LEONARD, MINTON, MONEY, MOODISPAW, TURPIN	ABSTAINED	ISSUER	FOR	N/A
2	TO AMEND ARTICLES OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK TO FIFTY MIILION SHARES	ABSTAINED	ISSUER	FOR	N/A
3	TO RATIFY THE COMPANY'S 2004 STOCK INCENTIVE PLAN	ABSTAINED	ISSUER	FOR	N/A
4	TO RATIFY THE COMPANY'S EMPLOYEE STOCK PURCHASE PLAN	ABSTAINED	ISSUER	FOR	N/A
5	TO RATIFY THE APPOINTMENT OF INDEPENDENT AUDITORS	ABSTAINED	ISSUER	FOR	N/A

ESSEX CORPORATION

Ticker Symbol:KEYW	Cusip Number: 296744105
Record Date: 3/22/2005	Meeting Date: 5/10/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: HANNON, HICKS, JOHNSON, KEELER, LEONARD, MINTON, MONEY, MOODISPAW, TURPIN	FOR	ISSUER	FOR	WITH
2	RATIFY AND APPROVE AMENDMENT AND RESTATEMENT OF COMPANY'S 2004 STOCK INCENTIVE PLAN TO INCREASE THE NUMBER OF SHARES RESERVED FOR ISSUANCE THEREUNDER FROM 1,000,000 SHARES TO 1,300,000 SHARES	FOR	ISSUER	FOR	WITH
3	RATIFY SELECTION OF STEGMAN & COMPANY AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY	FOR	ISSUER	FOR	WITH

FREEPORT MCMORAN COPPER & GOLD, INC.

Ticker Symbol:FCX	Cusip Number: 35671D857
Record Date: 3/9/2005	Meeting Date: 5/5/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: ALLISON, DAY, GRAHAM, LACKEY, MCDONALD, MOFFETT, RANKIN, ROY, WHARTON	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH
3	APPROVAL OF THE PROPOSED 2005 ANNUAL INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
4	PROPOSAL REGARDING MAJORITY VOTE REQUIREMENT TO ELECT DIRECTORS	AGAINST	STOCKHOLDER	AGAINST	WITH
5	PROPOSAL REGARDING REVIEW OF POLICIES RELATING TO FINANCIAL SUPPORT OF INDONESIAN GOVERNMENT SECURITY PERSONNEL	FOR	STOCKHOLDER	AGAINST	AGAINST

GEORGIA GULF CORPORATION

Ticker Symbol:GGC	Cusip Number: 373200203
Record Date: 3/28/2005	Meeting Date: 5/17/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: AKITT, HENRY	ABSTAINED	ISSUER	FOR	N/A
2	RATIFY APPOINTMENT OF DELOITTE & TOUCHE TO SERVE AS INDEPENDENT PUBLIC ACCOUNTANTS FOR THE YEAR ENDING DECEMBER 31, 2005	ABSTAINED	ISSUER	FOR	N/A

HDFC BANK

Ticker Symbol:HDB	Cusip Number: 40415F101
Record Date: 5/27/2005	Meeting Date: 6/17/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	CONSIDER AND ADOPT AUDITED BALANCE SHEET AS AT MARCH 31, 2005 AND PROFIT AND LOSS ACCOUNT FOR THE YEAR ENDED ON THAT DATE AND REPORTS OF THE DIRECTORS AND AUDITORS	ABSTAINED	ISSUER	N/A	N/A
2	TO DECLARE A DIVIDEND	ABSTAINED	ISSUER	N/A	N/A
3	TO RE-APPOINT MR. JAIN AS DIRECTOR WHO RETIRES BY ROTATION AND BEING ELIGIBLE OFFERS HIMSELF FOR RE-APPOINTMENT	ABSTAINED	ISSUER	N/A	N/A
4	TO RE-APPOINT MR. PANDE AS DIRECTOR WHO RETIRES BY ROTATION AND BEING ELIGIBLE OFFERS HIMSELF FOR RE-APPOINTMENT	ABSTAINED	ISSUER	N/A	N/A
5	TO CONSIDER AND APPROVE RETIREMENT BY ROTATION OF MR. AHUJA AND NOT TO FILL THE VACANCY IN VIEW OF THE DDESIRE EXPRESSED BY HIM FOR NOT SEEKING THE RE-APPOINTMENT	ABSTAINED	ISSUER	N/A	N/A
6	TO RE-APPOINT AUDITORS AND IN THIS CONNECTION, TO PASS, WITH OR WITHOUT MODIFICATION(S) A FOLLOWING RESOLUTION AS AN ORDINARY RESOLUTION	ABSTAINED	ISSUER	N/A	N/A
7	TO CONSIDER AND IF THOUGHT FIT, TO PASS, WITH OR WITHOUT MODIFICATION(S) A FOLLOWING RESOLUTION AS ORDINARY RESOLUTION	ABSTAINED	ISSUER	N/A	N/A
8	TO CONSIDER AND IF THOUGHT FIT, TO PASS, WITH OR WITHOUT MODIFICATION(S) A FOLLOWING RESOLUTION AS SPECIAL RESOLUTION	ABSTAINED	ISSUER	N/A	N/A
9	TO CONSIDER AND IF THOUGHT FIT, TO PASS, WITH OR WITHOUT MODIFICATION(S) A FOLLOWING RESOLUTION AS SPECIAL RESOLUTION	ABSTAINED	ISSUER	N/A	N/A

IMCO RECYCLING INC.

Ticker Symbol:IMR	Cusip Number: 449681105
Record Date: 10/14/2004	Meeting Date: 12/8/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO CONSIDER AND VOTE UPON A PROPOSAL TO APPROVE THE ISSUANCE OF SHARES OF IMCO COMMON STOCK PURSUANT TO AND IN ACCORDANCE WITH THE AGREEMENT AND PLAN OF MERGER, DATED AS OF JUNE 16, 2004, AMONG IMCO, SILVER FOX ACQUISITION COMPANY, AN INDIRECT WHOLLY OWNED SUBSIDIARY OF IMCO, AND COMMONWEALTH INDUSTRIES, INC.	ABSTAINED	ISSUER	FOR	N/A
2	TO CONSIDER AND VOTE UPON A PROPOSAL TO AMEND IMCO'S CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF CAPITAL STOCK OF IMCO FROM 48 MILLION TO 88 MILLION AND INCREASE THE NUMBER OF AUTHORIZED SHARES OF IMCO COMMON STOCK FROM 40 MILLION TO 80 MILLION.	ABSTAINED	ISSUER	FOR	N/A
3	TO CONSIDER AND VOTE ON A PROPOSAL TO APPROVE THE IMCO RECYCLING INC. 2004 EQUITY INCENTIVE PLAN.	ABSTAINED	ISSUER	FOR	N/A
4	TO CONSIDER AND VOTE ON A PROPOSAL TO APPROVE THE IMCO RECYCLING INC. 2004 ANNUAL INCENTIVE COMPENSATION PLAN.	ABSTAINED	ISSUER	FOR	N/A
5	TO CONSIDER AND VOTE ON A PROPOSAL TO ADJOURN OR POSTPONE THE MEETING, IF NECESSARY, TO PERMIT FURTHER SOLICITATION OF PROXIES, IF PROPOSED BY THE BOARD OF DIRECTORS OF IMCO.	ABSTAINED	ISSUER	N/A	N/A

LOEWS CORPORATION

Ticker Symbol:CG	Cusip Number: 540424207
Record Date: 3/14/2005	Meeting Date: 5/10/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: BOWER, BRADEMAS, DIKER, FRIBOURG, HARRIS, LASKAWY, SCOTT, AH TISCH, JS TISCH, JM TISCH, PR TISCH	FOR	ISSUER	FOR	WITH
2	RATIFICATIONOF THE APPOINTMENT OF DELOITTE & TOUCHE AS INDEPENDENT PUBLIC AUDITORS	FOR	ISSUER	FOR	WITH
3	APPROVAL OF AMENDED AND RESTATED LOEWS CORPORATION 2000 STOCK OPTION PLAN	FOR	ISSUER	FOR	WITH
4	APPROVAL OF AMENDED AND RESTATED LOEWS CORPORATION INCENTIVE COMPENSATION PLAN FOR EXECUTIVE OFFICERS	FOR	ISSUER	FOR	WITH
5	PROPOSAL RELATING TO CUMULATIVE VOTING	FOR	STOCKHOLDER	AGAINST	AGAINST
6	PROPOSAL RELATING TO POLITICAL CONTRIBUTIONS	AGAINST	STOCKHOLDER	AGAINST	WITH
7	PROPOSAL RELATING TO ENVIRONMENTAL TOBACCO SMOKE	AGAINST	STOCKHOLDER	AGAINST	WITH
8	PROPOSAL RELATING TO CIGARETTE IGNITION PROPENSITY	AGAINST	STOCKHOLDER	AGAINST	WITH

MEADWESTVACO

Ticker Symbol:MWV	Cusip Number: 583334107
Record Date: 3/1/2005	Meeting Date: 4/26/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: CAMPBELL, COLE, COLLINS, KROPF, WILSON	W/HOLD	ISSUER	FOR	AGAINST
2	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS AS INDEPENDENT PUBLIC ACCOUNTING FIRM	FOR	ISSUER	FOR	WITH
3	PROPOSAL FOR ADOPTION OF 2005 PERFORMANCE INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
4	PROPOSAL ON DIRECTOR ELECTION MAJORITY VOTE STANDARD	AGAINST	STOCKHOLDER	AGAINST	WITH

MEADWESTVACO CORP

Ticker Symbol:MWV	Cusip Number: 583334107
Record Date: 6/8/2005	Meeting Date: 6/8/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DUTCH AUCTION TENDER. MEADWESTVACO OFFERS TO PURCHASE UP TO 16,000,000 OF ITS SHARES, SUBJECT TO PRORATION. TERMS: BIDS PER SHARE IN THE RANGE OF $28.25 TO $32.50 & IN THE INCREMENTS OF $0.25. OR, HOLDER MAY STATE	ABSTAINED	ISSUER	FOR	N/A

NORFOLK SOUTHERN CORPORATION

Ticker Symbol:NSC	Cusip Number: 655844108
Record Date: 3/7/2005	Meeting Date: 5/12/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS - BALILES, CARTER, MOORMAN, REASON	W/HOLD	ISSUER	FOR	AGAINST
2	RATIFICATION OF THE APPOINTMENT OF KPMG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, AS AUDITORS	FOR	ISSUER	FOR	WITH
3	APPROVAL OF THE NORFOLK SOUTHERN CORPORATION LONG-TERM INCENTIVE PLAN, AS AMENDED	FOR	ISSUER	FOR	WITH
4	APPROVAL OF THE NORFOLK SOUTHERN CORPORATION EXECUTIVE MANAGEMENT INCENTIVE PLAN, AS AMENDED	FOR	ISSUER	FOR	WITH

QUALCOMM, INCORPORATED

Ticker Symbol:QCOM	Cusip Number: 747525103
Record Date: 1/7/2005	Meeting Date: 3/8/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: KAHN, NELLES, SCOWCROFT	FOR	ISSUER	FOR	WITH
2	TO APPROVE AMENDMENTS TO THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION TO ELIMINATE THE CLASSIFIED BOARD AND CUMULATIVE VOTING	FOR	ISSUER	FOR	WITH
3	TO APPROVE TO THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK FROM 3 BILLION TO 6 BILLION	FOR	ISSUER	FOR	WITH
4	TO APPROVE AMENDMENTS TO TEH COMPANY'S RESTATED CERTIFICATE OF INCORPORATION TO REMOVE UNNECESSARY AND OUTDATED REFERENCES TO TEH COMPANY'S INITIAL PUBLIC OFFERING	FOR	ISSUER	FOR	WITH
5	TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT ACCOUNTANTS FOR TH COMPANY'S FISCAL YEAR ENDING SEPTEMBER 25, 2005	FOR	ISSUER	FOR	WITH

ROCKWELL COLLINS, INC.

Ticker Symbol:COL	Cusip Number: 774341101
Record Date: 12/17/2004	Meeting Date: 2/15/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: CARNS, DAVIS, TOOT	FOR	ISSUER	FOR	WITH
2	PROPOSAL TO APPROVE DELOITTE & TOUCHE LLP AS AUDITORS FOR FISCAL YEAR 2005	FOR	ISSUER	FOR	WITH

SENSIENT TECHNOLOGIES CORPORATION

Ticker Symbol:SXT	Cusip Number: 81725T100
Record Date: 3/1/2005	Meeting Date: 4/21/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: BROWN, CROFT, FERNANDEZ	ABSTAINED	ISSUER	FOR	N/A
2	CONSIDER AND ACT UPON A PROPOSED AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED ARTICLES OF INCORPORATION TO ELIMINATE THE CLASSIFICATION OF THE COMPANY'S BOARD OF DIRECTORS	ABSTAINED	ISSUER	FOR	N/A
3	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP, CERTIFIED PUBLIC ACCOUNTANTS, AS THE INDEPENDENT AUDITORS OF THE COMPANY FOR 2005	ABSTAINED	ISSUER	FOR	N/A

STEEL TECHNOLOGIES INC.

Ticker Symbol:STTX	Cusip Number: 858147101
Record Date: 12/3/2004	Meeting Date: 1/27/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO ELECT ONE CLASS OF THREE DIRECTORS FOR A TERM EXPIRING IN 2008: MERWIN RAY, BRADFORD RAY, DOUG BAWEL	ABSTAINED	ISSUER	FOR	N/A
2	TO CONSIDER AND ACT UPON A PROPOSAL TO AMEND THE SECOND NONEMPLOYEE DIRECTORS STOCK PLAN	ABSTAINED	ISSUER	FOR	N/A

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Georgetowne Funds

By /s/Paul K. Hoffmeister

* Paul K. Hoffmeister

President, Chairman, CFO, Treasurer and Secretary

Date: August 31, 2005

*Print the name and title of each signing officer under his or her signature.